Shareholder Report, Holdings (Details)	Dec. 31, 2024
Money Market Master Portfolio | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Money Market Master Portfolio | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Money Market Master Portfolio | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Money Market Master Portfolio | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Money Market Master Portfolio | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Treasury Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Treasury Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Treasury Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diversified Equity Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Diversified Equity Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Diversified Equity Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Diversified Equity Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Diversified Equity Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Diversified Equity Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Diversified Equity Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Diversified Equity Master Portfolio | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Diversified Equity Master Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Diversified Equity Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Diversified Equity Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[2]
Diversified Equity Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[2]
Diversified Equity Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
Diversified Equity Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
Diversified Equity Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
Diversified Equity Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
Diversified Equity Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
Diversified Equity Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
Diversified Equity Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
Diversified Equity Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Diversified Equity Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
Diversified Equity Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
Diversified Equity Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)	[2]
Total International ex U.S. Index Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Total International ex U.S. Index Master Portfolio | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
Total International ex U.S. Index Master Portfolio | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Total International ex U.S. Index Master Portfolio | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Total International ex U.S. Index Master Portfolio | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Total International ex U.S. Index Master Portfolio | Nestle SA, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Total International ex U.S. Index Master Portfolio | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Total International ex U.S. Index Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Total International ex U.S. Index Master Portfolio | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Total International ex U.S. Index Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Total International ex U.S. Index Master Portfolio | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Total International ex U.S. Index Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Total International ex U.S. Index Master Portfolio | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Total International ex U.S. Index Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Total International ex U.S. Index Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Total International ex U.S. Index Master Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Total International ex U.S. Index Master Portfolio | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Total International ex U.S. Index Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[3]
Total International ex U.S. Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Large Cap Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
Large Cap Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
Large Cap Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
Large Cap Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Large Cap Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Large Cap Index Master Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Large Cap Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Large Cap Index Master Portfolio | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Large Cap Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%	[2]
Large Cap Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[2]
Large Cap Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
Large Cap Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[2]
Large Cap Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
Large Cap Index Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
Large Cap Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[2]
Large Cap Index Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Large Cap Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
Large Cap Index Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
Large Cap Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
Large Cap Index Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
Large Cap Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)	[2]
S&P 500 Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
S&P 500 Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
S&P 500 Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
S&P 500 Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
S&P 500 Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
S&P 500 Index Master Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
S&P 500 Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
S&P 500 Index Master Portfolio | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
S&P 500 Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[2]
S&P 500 Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[2]
S&P 500 Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
S&P 500 Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
S&P 500 Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
S&P 500 Index Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
S&P 500 Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
S&P 500 Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
S&P 500 Index Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
S&P 500 Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
S&P 500 Index Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2],[4]
S&P 500 Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2]
S&P 500 Index Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
U.S. Total Bond Index Master Portfolio | AAA /Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	74.70%	[5],[6],[7]
U.S. Total Bond Index Master Portfolio | AA/Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5],[6]
U.S. Total Bond Index Master Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[5],[6]
U.S. Total Bond Index Master Portfolio | BBB/Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5],[6]
U.S. Total Bond Index Master Portfolio | N/R [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6],[8]
U.S. Total Bond Index Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%	[5]
U.S. Total Bond Index Master Portfolio | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[5]
U.S. Total Bond Index Master Portfolio | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
U.S. Total Bond Index Master Portfolio | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[5]
U.S. Total Bond Index Master Portfolio | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
U.S. Total Bond Index Master Portfolio | Non-Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[5]
U.S. Total Bond Index Master Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
U.S. Total Bond Index Master Portfolio | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[8]
International Tilts Master Portfolio | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
International Tilts Master Portfolio | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
International Tilts Master Portfolio | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
International Tilts Master Portfolio | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
International Tilts Master Portfolio | Novartis AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
International Tilts Master Portfolio | BHP Group Ltd., Class DI [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
International Tilts Master Portfolio | Deutsche Telekom AG, Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
International Tilts Master Portfolio | Recruit Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
International Tilts Master Portfolio | Allianz SE, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
International Tilts Master Portfolio | ABB Ltd., Class N, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
International Tilts Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.70%
International Tilts Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.60%
International Tilts Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
International Tilts Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.40%
International Tilts Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
International Tilts Master Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Tilts Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[3]
International Tilts Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
International Tilts Master Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
International Tilts Master Portfolio | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
International Tilts Master Portfolio | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
International Tilts Master Portfolio | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.40%

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
[3]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.
[5]	Excludes short-term securities, short investments and options, if any
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[8]	Rounds to less than 0.1%.